Prepayments, Deposits and Other Current Assets (Details) $ / shares in Units, ¥ in Millions							6 Months Ended
	Jan. 28, 2025 USD ($)	Jan. 02, 2025 USD ($)	Dec. 29, 2024 USD ($) $ / shares shares	Dec. 26, 2024 USD ($)	Dec. 12, 2024 USD ($)	May 02, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	May 12, 2025 USD ($)	May 12, 2025 CNY (¥)
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Net proceeds of ordinary shares issuance							$ 5,883,000	$ 7,266,000
Deposit									$ 3,350,000	¥ 24
Class A Ordinary Shares [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Aggregate of shares issue and sell (in Shares) | shares			25,000,000
Shares per value (in Dollars per share) | $ / shares			$ 0.00004
Price per share (in Dollars per share) | $ / shares			$ 0.125
Purchase price amount			$ 3,125,000
Net proceeds of ordinary shares issuance	$ 3,052,000	$ 2,831,250	$ 2,831,250	$ 2,529,000	$ 2,426,000	$ 7,266,000